Income tax	12 Months Ended
Dec. 31, 2017
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Income tax
17	Income tax

(a)	Income tax expense in the consolidated income statements

	2017	2016	2015
	RMB million	RMB million	RMB million
PRC income tax
– Provision for the year	2,280	2,203	1,700
– (Over) /under-provision in prior year	(2)	47	(41)

	2,278	2,250	1,659
Deferred tax (Note 30)
Origination and reversal of temporary differences	(302)	(487)	(359)

Tax expense	1,976	1,763	1,300

In respect of majority of the Group’s airlines operation outside mainland China, the Group has either obtained exemptions from overseas taxation pursuant to the bilateral aviation agreements between the overseas governments and the PRC government, or has sustained tax losses in those overseas jurisdictions. Accordingly, no provision for overseas income tax has been made for overseas airlines operation in the current and prior years.

Under the Corporate Income Tax Law of the PRC, the Company and majority of its PRC subsidiaries are subject to PRC income tax at 25% (2016: 25%; 2015:25%). Certain PRC subsidiaries of the Company are subject to preferential income tax rate at 15% either because they are qualified as Advanced and New Technology Enterprises, or according to the preferential tax policy in locations, where those subsidiaries are located.

(b)	Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates

	2017	2016	2015
	RMB million	RMB million	RMB million
Profit before income tax	8,874	7,661	6,118

Notional tax on profit before taxation, calculated at the rates applicable to profits in the tax jurisdictions concerned (Note 17(a))	2,179	1,857	1,482
Adjustments for tax effect of:
Non-deductible expenses	9	4	3
Share of results of associates and joint ventures and other non-taxable income	(137)	(154)	(144)
Taxable temporary differences for which no deferred tax liabilities were recognized	(27)	—	—
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	26	48	23
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(72)	(39)	(18)
(Over)/under-provision in prior year	(2)	47	(41)
Others	—	—	(5)

Tax expense	1,976	1,763	1,300